FAIR VALUE AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ (1,737,185)
Net assets (liabilities) measured or disclosed at fair value		$ (669,090)
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	(617,908)
Net assets (liabilities) measured or disclosed at fair value		(568,874)
Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	5,855,583
Net assets (liabilities) measured or disclosed at fair value		4,469,549
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	1,737,185	669,090
Unsecured debentures, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	0
Unsecured debentures, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Unsecured term loans, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	534,947	538,602
Unsecured term loans, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Cross currency interest rate swaps | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0
Cross currency interest rate swaps | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	114,264	30,365
Cross currency interest rate swaps | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0
Foreign exchange forward contracts included in accounts payable and accrued liabilities | Level 2
Disclosure of detailed information about financial instruments
Financial assets		120
Financial liabilities		27
Investment properties | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	5,855,583	4,457,899
Short-term proceeds receivable associated with a property disposal included in accounts receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets		$ 11,650
Cross currency interest rate swap included in other assets | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Cross currency interest rate swap included in other assets | Level 2
Disclosure of detailed information about financial instruments
Financial assets	28,676
Cross currency interest rate swap included in other assets | Level 3
Disclosure of detailed information about financial instruments
Financial assets	0
Foreign exchange forward contracts included in prepaid expenses and other | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Foreign exchange forward contracts included in prepaid expenses and other | Level 2
Disclosure of detailed information about financial instruments
Financial assets	2,627
Foreign exchange forward contracts included in prepaid expenses and other | Level 3
Disclosure of detailed information about financial instruments
Financial assets	$ 0